Inventories (Tables)	9 Months Ended
Sep. 30, 2016
Inventory Disclosure [Abstract]
Summary of Inventories

Inventories as of September 30, 2016 and December 31, 2015 consist of the following:

	September 30, 2016	December 31, 2015
	(in millions)
Raw materials	$1,365	$1,254
Work-in-process	918	747
Finished goods	4,374	3,689
Total inventories	$6,657	$5,690